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                    SUPPLEMENT DATED MARCH 30, 2019 TO THE

                       PROSPECTUS DATED MAY 1, 2017 FOR

                    METLIFE INVESTMENT PORTFOLIO ARCHITECT

             FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY

                                  THROUGH ITS

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS FOR THE ABOVE-REFERENCED VARIABLE ANNUITY CONTRACTS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Beginning on and after April 29, 2019, the following Investment Divisions ("Divisions") will no longer be available for subsequent premium payments or transfers of assets. All references in the prospectus to the Divisions listed below are deleted effective April 29, 2019:

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III
Ivy Variable Insurance Portfolios - Ivy VIP Asset Strategy - Class II
PIMCO Variable Insurance Trust - PIMCO Emerging Markets Bond Portfolio - Class M